OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details 1) - USD ($)	Sep. 30, 2022	Jun. 30, 2022
OPERATING LEASE RIGHTOFUSE ASSET AND OPERATING LEASE LIABILITY
Office lease	$ 220,448	$ 220,448
Less accumulated amortization	(103,011)	(92,106)
Right-of-use assets net	$ 117,437	$ 128,342